Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,127,000.00
Previously Paid Amount	0.00
Total Fee Amount	569.94
Total Offset Amount	0.00
Net Fee	569.94
Narrative - Max Aggregate Offering Price	$ 4,127,000.00
Final Prospectus	true